Note 36 - Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Deposits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deposits (Transactions with Subsidiaries, Joint Ventures and Associates)
Deposits outstanding, beginning of year	€ 63	€ 49
Movement in deposits during the period	(32)	14
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	0	0
Deposits outstanding, end of year	€ 31	€ 63